Long-Term Borrowings and Capital Lease Obligations - Additional Information (Detail)								1 Months Ended	12 Months Ended
	Jul. 01, 2013 USD ($)	Jun. 01, 2013 USD ($)	May. 31, 2013 USD ($)	Apr. 08, 2013 USD ($)	Feb. 19, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 21, 2007 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2015 GBP (£)	Dec. 31, 2014 GBP (£)	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)
Debt Instrument [Line Items]
Long-term debt									$ 1,430,335,000	$ 1,441,916,000
Credit agreement, maximum borrowing capacity														$ 5,000,000
Credit facility outstanding amount									$ 0	$ 0				0
2.375% Senior Notes due 2018
Debt Instrument [Line Items]
Aggregate principal amount			$ 550,000,000
Debt instrument, maturity date									Jun. 01, 2018	Jun. 01, 2018
Long-term debt									$ 549,919,000	$ 549,889,000
Senior notes maturity year			2018
Senior notes interest rate			2.375%						2.375%	2.375%		2.375%
Debt instrument maturity period									5 years	5 years
3.750% Senior Notes due 2023
Debt Instrument [Line Items]
Aggregate principal amount			$ 550,000,000
Debt instrument, maturity date									Jun. 01, 2023	Jun. 01, 2023
Long-term debt									$ 546,746,000	$ 546,379,000
Senior notes maturity year			2023
Senior notes interest rate			3.75%						3.75%	3.75%		3.75%
Debt instrument maturity period									10 years	10 years
NetSpend Holdings Inc
Debt Instrument [Line Items]
Business acquisition, cost of acquired entity, purchase price	$ 1,396,550,000	$ 1,396,550,000
Equipment And Software [Member] | Minimum
Debt Instrument [Line Items]
Lease term range									1 year
Equipment And Software [Member] | Maximum
Debt Instrument [Line Items]
Lease term range									6 years
Term Loan
Debt Instrument [Line Items]
Credit agreement, maximum borrowing capacity				$ 200,000,000
Credit agreement term				5 years
Outstanding balance on the Credit Agreement									$ 175,000,000
Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, margin rate				1.125%
Term Loan | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Debt instrument, margin rate				1.00%
Term Loan | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Debt instrument, margin rate				1.75%
Bridge Loan Facility
Debt Instrument [Line Items]
Bridge loan facility, term					364 days
Debt instrument, fee amount					$ 5,900,000
Bridge Loan Facility | Before Amendment
Debt Instrument [Line Items]
Credit agreement commitment					$ 1,200,000,000
Unsecured revolving credit facility
Debt Instrument [Line Items]
Long-term debt						$ 150,000,000	$ 252,000,000
Credit agreement, maximum borrowing capacity						$ 350,000,000
Credit agreement term						5 years	5 years
Outstanding balance on the Credit Agreement									120,000,000
Debt instrument maturity period						5 years
Unsecured revolving credit facility | Standby letters of credit
Debt Instrument [Line Items]
Credit agreement, maximum borrowing capacity						$ 50,000,000
Unsecured revolving credit facility | Swingline loans
Debt Instrument [Line Items]
Credit agreement, maximum borrowing capacity						50,000,000
Unsecured revolving credit facility | Minimum
Debt Instrument [Line Items]
Commitment fee							0.08%
Unsecured revolving credit facility | Maximum
Debt Instrument [Line Items]
Unsecured revolving credit facility, increased additional borrowings						$ 350,000,000
Commitment fee							0.15%
Unsecured revolving credit facility | NetSpend Holdings Inc
Debt Instrument [Line Items]
Outstanding balance on the Credit Agreement									0
Proceeds from credit agreement, additional funding amount	$ 100,000,000
Financing agreement for perpetual software licenses
Debt Instrument [Line Items]
Aggregate principal amount									30,000,000	$ 13,600,000			$ 13,600,000
Financing agreement for perpetual software licenses | Licensing Agreement One
Debt Instrument [Line Items]
Financing agreement amount														$ 20,000,000
Financing agreement for perpetual software licenses | Licensing Agreement Two
Debt Instrument [Line Items]
Balance of financing agreement									11,900,000
Financing agreement amount																$ 8,600,000
Financing agreement amount repaid									8,600,000
Financing agreement for perpetual software licenses | Licensing Agreement Three
Debt Instrument [Line Items]
Balance of financing agreement									300,000
Financing agreement amount															$ 11,900,000
Financing agreement for perpetual software licenses | Financing Agreement In September 2014
Debt Instrument [Line Items]
Balance of financing agreement									5,100,000
Financing agreement for perpetual software licenses | Financing Agreement In December 2015
Debt Instrument [Line Items]
Balance of financing agreement									$ 30,000,000
LIBOR + 2.0%, unsecured term loan
Debt Instrument [Line Items]
Aggregate principal amount								$ 1,900,000		$ 1,400,000	£ 1,300,000	£ 900,000
Debt instrument, maturity date								Dec. 07, 2017	Dec. 07, 2017	Dec. 07, 2017
Long-term debt									$ 3,202,000	$ 1,396,000
LIBOR + 2.0%, unsecured term loan | London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument, margin rate									2.00%	2.00%
LIBOR + 2.0%, unsecured term loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, margin rate								2.00%
Senior Notes
Debt Instrument [Line Items]
Debt instrument, fee amount			$ 8,900,000
Debt instrument, discount			$ 4,300,000
LIBOR + 0.60%, unsecured term loan
Debt Instrument [Line Items]
Long-term debt							$ 168,000,000
Credit agreement term							5 years
Debt instrument, frequency of interest payments							3 months
LIBOR + 0.60%, unsecured term loan | London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument, margin rate							0.60%
LIBOR + 0.60%, unsecured term loan | Minimum | London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument, margin rate							0.27%
LIBOR + 0.60%, unsecured term loan | Maximum | London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument, margin rate							0.725%